Consolidated Statements of Operations and Comprehensive Income - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended				60 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015
Income Statement [Abstract]
Revenues, net		$ 5,703	$ 18,187	$ 18,645	$ 86,353	$ 83,870		$ 56,122		$ 139,992
Cost of revenues		(1,274)	(15,203)	(4,163)	(26,852)
Gross Profit		4,429	2,984	14,482	59,501
Cost and expenses
Cost of sales						(25,269)		(15,514)		(48,694)
Depreciation and amortization expense		(455,753)	238,048	1,356,306	494,793	(843,299)		(78,571)		(921,870)
Research and development		519,807	420,638	2,034,103	936,624
Advertising agency fee		462,430		462,430
Impairment charge on intangible assets		1,264,700		1,264,700
Selling, general and administrative expenses		1,139,803	1,241,022	3,834,542	2,661,793	(5,443,815)		(2,176,963)		(7,822,691)
Impairment of goodwill								(2,600,315)		(2,600,315)
Loss from operations		(3,838,064)	(1,896,724)	(8,937,599)	(4,033,709)	(6,228,513)		(4,815,241)		(11,253,578)
Finance expense		(98)	(19,416)	(259)	(32,194)
Interest income				1,523	2,264	2,258		23,899		26,157
Foreign exchange loss		(26,572)		(482,855)
Other income (expenses)		(112)		337
Loss before income tax		(3,864,846)	(1,916,140)	(9,418,853)	(4,063,639)	(6,226,255)		(4,791,342)		(11,227,421)
Income tax benefits		12,193		36,510		52,609				52,609
Net loss		(3,852,653)	(1,916,140)	(9,382,343)	(4,063,639)	(6,173,646)		(4,791,342)		(11,174,812)
Other comprehensive income (loss)
Foreign currency translation adjustments		(21,601)	85,003	139,556	276,747	61,730		52,929		114,659
Comprehensive loss		$ (3,874,254)	$ (1,831,137)	$ (9,242,787)	$ (3,786,892)	$ (6,111,916)		$ (4,738,413)		$ (11,060,153)
Earnings per share
Basic and diluted loss per common share		$ (0.08)	$ (0.02)	$ (0.11)	$ (0.04)	$ (0.06)	[1]	$ (0.05)	[1]	[1]
Basic and diluted weighted average common shares outstanding	[1]	45,598,135	99,150,000	86,755,026	99,150,000	99,998,087		99,150,000

[1]	* Retroactively restated for effect of 1 for 2 reverse stock split on June 20, 2016